As filed with the Securities and Exchange Commission on December 22, 2011.

1933 Act Registration No. 333-43300

1940 Act Registration No. 811-10041

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. [ ]	☐
Post-Effective Amendment No. 16	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 17	☒

JNL INVESTORS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (517) 381-5500

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

with a copy to:

Susan S. Rhee, Esq.	K&L Gates LLP
JNL Investors Series Trust	1601 K Street, NW
Vice President, Counsel & Secretary	Washington, DC 20006-1600
1 Corporate Way	Attn: Diane E. Ambler
Lansing, Michigan 48951
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.

This Post-Effective Amendment No. 16 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 15 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 22nd day of December, 2011.

JNL INVESTORS SERIES TRUST

/S/ SUSAN S. RHEE
Susan S. Rhee
Vice President, Counsel, and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/S/ MICHAEL BOUCHARD BY SUSAN S. RHEE* Michael Bouchard Trustee	December 22, 2011

/S/ WILLIAM CROWLEY BY SUSAN S. RHEE* William Crowley Trustee	December 22, 2011

/S/ DOMINIC D’ANNUNZIO BY SUSAN S. RHEE* Dominic D’Annunzio Trustee	December 22, 2011

/S/ MICHELLE ENGLER BY SUSAN S. RHEE* Michelle Engler Trustee	December 22, 2011

/S/ JAMES HENRY BY SUSAN S. RHEE* James Henry Trustee	December 22, 2011

/S/ DANIEL W. KOORS BY SUSAN S. RHEE* Daniel W. Koors Vice President, Chief Financial Officer, and Treasurer	December 22, 2011

/S/ RICHARD D. MCLELLAN BY SUSAN S. RHEE* Richard D. McLellan Trustee	December 22, 2011

/S/ MARK D. NERUD BY SUSAN S. RHEE* Mark D. Nerud President and Trustee	December 22, 2011

/S/ WILLIAM R. RYBAK BY SUSAN S. RHEE* William R. Rybak Trustee	December 22, 2011

/S/ PATRICIA A. WOODWORTH BY SUSAN S. RHEE* Patricia A. Woodworth Trustee	December 22, 2011

*	By Susan S. Rhee, Attorney In Fact

EXHIBIT LIST
Exhibit Number 28	Exhibit Description

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.LAB	XBRL Taxonomy Extenstion Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase